Document And Entity Information	Jul. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2023
Entity Registrant Name	Graphite Bio, Inc.
Entity Central Index Key	0001815776
Entity Emerging Growth Company	true
Securities Act File Number	001-40532
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4867570
Entity Address, Address Line One	201 HASKINS WAY
Entity Address, Address Line Two	SUITE 210
Entity Address, City or Town	SOUTH SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	484-0886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	GRPH
Security Exchange Name	NASDAQ